Schedule of Investments (unaudited)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)(b)	$84	$79,563
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	27	23,009
		102,572
Aerospace & Defense — 1.4%
Boeing Co. (The)
2.20%, 02/04/26	185	180,219
6.30%, 05/01/29	25	25,991
6.53%, 05/01/34	30	31,709
General Dynamics Corp., 3.63%, 04/01/30	50	47,371
Hexcel Corp., 4.20%, 02/15/27	80	78,377
Lockheed Martin Corp.
1.85%, 06/15/30	100	85,810
3.90%, 06/15/32	115	106,770
5.25%, 01/15/33	150	151,509
RTX Corp., 6.00%, 03/15/31	10	10,494
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	26	27,941
9.75%, 11/15/30(a)	51	56,471
TransDigm Inc.
4.88%, 05/01/29	11	10,440
6.38%, 03/01/29(a)	15	15,157
6.75%, 08/15/28(a)	114	116,032
6.88%, 12/15/30(a)	27	27,654
		971,945
Agriculture — 2.0%
Altria Group Inc.
2.45%, 02/04/32	320	263,729
4.40%, 02/14/26	55	54,832
6.20%, 11/01/28	210	218,508
6.88%, 11/01/33	60	65,287
BAT Capital Corp.
2.26%, 03/25/28	70	64,632
6.00%, 02/20/34	10	10,276
6.34%, 08/02/30	60	63,330
6.42%, 08/02/33	30	31,650
BAT International Finance PLC, 5.93%, 02/02/29	100	103,066
Philip Morris International Inc.
1.75%, 11/01/30	340	285,053
5.25%, 02/13/34	40	39,714
5.38%, 02/15/33	40	40,106
5.50%, 09/07/30	40	41,028
5.75%, 11/17/32	150	154,458
		1,435,669
Airlines — 0.8%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	51	51,474
American Airlines Inc.
7.25%, 02/15/28(a)(b)	65	66,516
8.50%, 05/15/29(a)	67	70,558
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	111	111,195
5.75%, 04/20/29(a)(b)	106	105,643
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	108	114,044
VistaJet Malta Finance PLC/Vista Management Holding Inc., 9.50%, 06/01/28(a)(b)	19	19,519
		538,949
Apparel — 0.1%
Tapestry Inc.
3.05%, 03/15/32(b)	37	31,747
5.50%, 03/11/35	30	29,477
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	38	33,643
		94,867
Security	Par (000)	Value
Auto Manufacturers — 1.7%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	$78	$77,395
Ford Motor Credit Co. LLC, 5.85%, 05/17/27	400	404,194
General Motors Financial Co. Inc.
2.40%, 04/10/28	150	138,371
2.40%, 10/15/28	100	90,959
3.80%, 04/07/25	95	94,833
5.80%, 01/07/29	40	40,751
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	30	31,904
Toyota Motor Credit Corp., 1.90%, 01/13/27	330	314,118
		1,192,525
Auto Parts & Equipment — 0.4%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	111	113,195
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% cash)(a)(c)	15	14,698
Lear Corp., 3.80%, 09/15/27	33	32,182
Phinia Inc.
6.63%, 10/15/32(a)	21	21,068
6.75%, 04/15/29(a)	50	51,390
ZF North America Capital Inc., 7.13%, 04/14/30(a)	20	20,016
		252,549
Banks — 19.5%
Banco Santander SA, 6.92%, 08/08/33	200	212,354
Bank of America Corp.
1.32%, 06/19/26, (1-day SOFR + 1.150%)(d)	200	197,416
1.73%, 07/22/27, (1-day SOFR + 0.960%)(d)	450	430,415
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(d)	125	110,659
2.55%, 02/04/28, (1-day SOFR + 1.050%)(d)	10	9,567
2.69%, 04/22/32, (1-day SOFR + 1.320%)(d)	225	194,867
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(d)	150	147,786
4.57%, 04/27/33, (1-day SOFR + 1.830%)(d)	50	47,792
4.95%, 07/22/28, (1-day SOFR + 2.040%)(d)	35	35,095
5.47%, 01/23/35, (1-day SOFR + 1.650%)(d)	45	45,154
5.51%, 01/24/36, (1-day SOFR + 1.310%)(d)	95	95,546
6.20%, 11/10/28, (1-day SOFR + 1.990%)(d)	175	181,162
Bank of Montreal
1.25%, 09/15/26	60	56,887
Series H, 4.70%, 09/14/27	100	100,053
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27	103	98,318
4.54%, 02/01/29, (1-day SOFR + 1.169%)(d)	40	39,770
4.60%, 07/26/30, (1-day SOFR + 1.755%)(d)	50	49,374
Bank of Nova Scotia (The), 1.05%, 03/02/26	295	284,225
Canadian Imperial Bank of Commerce, 5.62%, 07/17/26	100	101,339
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(d)	120	102,443
2.57%, 06/03/31, (1-day SOFR + 2.107%)(d)	210	184,198
3.79%, 03/17/33, (1-day SOFR + 1.939%)(d)	30	27,091
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(d)	200	196,685
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(d)	150	143,764
5.83%, 02/13/35, (1-day SOFR + 2.056%)(d)	10	9,932
6.02%, 01/24/36, (1-day SOFR + 1.830%)(d)	55	55,092
6.17%, 05/25/34, (1-day SOFR + 2.661%)(d)	260	265,255
6.27%, 11/17/33, (1-day SOFR + 2.338%)(d)	50	52,509
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.685%)(d)	55	52,115
Freedom Mortgage Corp.
7.63%, 05/01/26(a)	15	15,096
12.00%, 10/01/28(a)	10	10,896
12.25%, 10/01/30(a)(b)	15	16,747

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(d)	$50	$48,185
1.95%, 10/21/27, (1-day SOFR + 0.913%)(d)	300	285,591
2.38%, 07/21/32, (1-day SOFR + 1.248%)(d)	225	189,343
2.62%, 04/22/32, (1-day SOFR + 1.281%)(d)	45	38,645
2.65%, 10/21/32, (1-day SOFR + 1.264%)(d)	70	59,517
3.62%, 03/15/28, (1-day SOFR + 1.846%)(d)	100	97,517
5.33%, 07/23/35, (1-day SOFR + 1.550%)(d)	35	34,438
5.54%, 01/28/36, (1-day SOFR + 1.380%)(d)	125	124,931
5.85%, 04/25/35, (1-day SOFR + 1.552%)(d)	50	51,143
HSBC Holdings PLC
5.21%, 08/11/28, (1-day SOFR + 2.610%)(d)	400	401,899
5.29%, 11/19/30, (1-day SOFR + 1.290%)(d)	400	399,584
5.55%, 03/04/30, (1-day SOFR + 1.460%)(d)	200	202,154
ING Groep NV, 3.87%, 03/28/26, (1-day SOFR + 1.640%)(d)	200	199,660
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(d)	125	110,912
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(d)	20	15,802
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(d)	315	306,075
2.08%, 04/22/26, (1-day SOFR + 1.850%)(d)	49	48,716
2.60%, 02/24/26, (1-day SOFR + 0.915%)(d)	78	77,904
2.95%, 10/01/26	151	147,372
2.96%, 01/25/33, (1-day SOFR + 1.260%)(d)	15	13,030
4.59%, 04/26/33, (1-day SOFR + 1.800%)(d)	90	86,533
4.85%, 07/25/28, (1-day SOFR + 1.990%)(d)	225	225,196
4.91%, 07/25/33, (1-day SOFR + 2.080%)(d)	75	73,567
4.92%, 01/24/29, (1-day SOFR + 0.800%)(d)	96	96,098
5.29%, 07/22/35, (1-day SOFR + 1.460%)(d)	30	29,722
5.30%, 07/24/29, (1-day SOFR + 1.450%)(d)	355	359,407
5.35%, 06/01/34, (1-day SOFR + 1.845%)(d)	71	71,206
5.50%, 01/24/36, (1-day SOFR + 1.315%)(d)	30	30,222
Lloyds Banking Group PLC, 4.72%, 08/11/26, (1-year CMT + 1.750%)(d)	200	199,797
M&T Bank Corp.
6.08%, 03/13/32, (1-day SOFR + 2.260%)(d)	50	51,526
7.41%, 10/30/29, (1-day SOFR + 2.800%)(d)	165	177,227
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	500	500,031
Mitsubishi UFJ Financial Group Inc., 1.54%, 07/20/27, (1-year CMT + 0.750%)(d)	200	191,020
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(d)	27	22,230
2.19%, 04/28/26, (1-day SOFR + 1.990%)(d)	110	109,306
2.24%, 07/21/32, (1-day SOFR + 1.178%)(d)	200	167,000
2.51%, 10/20/32, (1-day SOFR + 1.200%)(d)	95	80,251
2.70%, 01/22/31, (1-day SOFR + 1.143%)(d)	43	38,459
2.94%, 01/21/33, (1-day SOFR + 1.290%)(d)	140	120,604
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(d)	85	82,361
3.88%, 01/27/26	100	99,422
4.68%, 07/17/26, (1-day SOFR + 1.669%)(d)	110	109,944
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	145	143,194
5.59%, 01/18/36, (1-day SOFR + 1.418%)(d)	30	30,202
5.95%, 01/19/38, (5-year CMT + 2.430%)(d)	80	80,747
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29	100	94,876
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(d)	60	56,646
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(d)	330	329,838
5.68%, 01/22/35, (1-day SOFR + 1.902%)(d)	50	50,799
5.81%, 06/12/26, (1-day SOFR + 1.322%)(d)	65	65,203
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(d)	80	83,099
Royal Bank of Canada
2.05%, 01/21/27	100	95,280
4.97%, 01/24/29, (1-day SOFR + 0.830%)(d)	70	70,215
5.20%, 08/01/28	120	121,484
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.138%)(d)	64	65,351
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc., 5.56%, 07/09/34	$210	$212,230
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	284,648
4.69%, 09/15/27	120	119,970
Truist Financial Corp.
1.27%, 03/02/27, (1-day SOFR + 0.609%)(d)	292	281,057
5.12%, 01/26/34, (1-day SOFR + 1.852%)(d)	110	107,130
5.87%, 06/08/34, (1-day SOFR + 2.361%)(d)	60	61,209
U.S. Bancorp
5.78%, 06/12/29, (1-day SOFR + 2.020%)(d)	75	76,900
Series X, 3.15%, 04/27/27	100	96,962
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	25	24,355
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(d)	125	124,992
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(d)	150	157,142
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(d)	250	221,615
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(d)	540	528,559
5.21%, 12/03/35, (1-day SOFR + 1.380%)(d)	140	137,163
5.24%, 01/24/31, (1-day SOFR + 1.110%)(d)	295	296,555
5.39%, 04/24/34, (1-day SOFR + 2.020%)(d)	55	54,615
5.50%, 01/23/35, (1-day SOFR + 1.780%)(d)	150	150,071
5.56%, 07/25/34, (1-day SOFR + 1.990%)(d)	100	100,316
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(b)(d)	24	22,839
		13,688,411
Beverages — 1.3%
Coca-Cola Co. (The), 5.00%, 05/13/34	80	79,926
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	200	179,937
Constellation Brands Inc.
2.25%, 08/01/31	110	91,602
2.88%, 05/01/30	50	44,691
3.70%, 12/06/26(b)	85	83,513
4.35%, 05/09/27	50	49,541
Diageo Capital PLC
2.13%, 04/29/32	200	164,001
5.30%, 10/24/27	200	203,383
		896,594
Biotechnology — 0.7%
Amgen Inc., 3.35%, 02/22/32	200	178,773
Biogen Inc., 4.05%, 09/15/25	150	149,461
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	220	183,878
		512,112
Building Materials — 0.4%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	10	10,603
Builders FirstSource Inc.
6.38%, 06/15/32(a)(b)	40	40,545
6.38%, 03/01/34(a)	20	20,165
Eagle Materials Inc., 2.50%, 07/01/31	93	79,536
Eco Material Technologies Inc., 7.88%, 01/31/27(a)	15	15,289
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	47	46,613
8.88%, 11/15/31(a)	35	37,358
Standard Industries Inc./New York, 4.75%, 01/15/28(a)(b)	35	34,031
		284,140
Chemicals — 0.6%
Chemours Co. (The), 8.00%, 01/15/33(a)	35	34,711
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(b)	48	47,343
Eastman Chemical Co., 5.63%, 02/20/34	110	110,335

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ineos Finance PLC, 7.50%, 04/15/29(a)	$31	$31,672
LYB International Finance II BV, 3.50%, 03/02/27	40	38,994
PPG Industries Inc., 1.20%, 03/15/26	100	96,283
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	16	16,958
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(b)	14	13,271
WR Grace Holdings LLC, 7.38%, 03/01/31(a)(b)	12	12,383
		401,950
Coal — 0.1%
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)	52	53,234
SunCoke Energy Inc., 4.88%, 06/30/29(a)	10	9,215
		62,449
Commercial Services — 2.4%
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	65	64,032
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	24	24,029
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	47	47,288
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	35	36,658
Cintas Corp. No. 2
3.70%, 04/01/27	14	13,737
4.00%, 05/01/32	60	56,207
CoreCivic Inc., 8.25%, 04/15/29	41	43,364
Deluxe Corp., 8.13%, 09/15/29(a)	10	10,296
Equifax Inc., 4.80%, 09/15/29	55	54,483
EquipmentShare.com Inc., 9.00%, 05/15/28(a)(b)	10	10,542
GEO Group Inc. (The)
8.63%, 04/15/29	58	61,284
10.25%, 04/15/31	56	61,319
Global Payments Inc.
1.20%, 03/01/26	100	96,168
5.30%, 08/15/29	210	210,727
PROG Holdings Inc., 6.00%, 11/15/29(a)	68	65,683
Quanta Services Inc.
2.35%, 01/15/32	35	28,910
2.90%, 10/01/30	145	128,971
S&P Global Inc.
2.90%, 03/01/32	180	157,042
2.95%, 01/22/27	105	101,773
TriNet Group Inc., 7.13%, 08/15/31(a)	26	26,750
Verisk Analytics Inc.
4.00%, 06/15/25	208	207,282
4.13%, 03/15/29	100	97,020
5.75%, 04/01/33	50	51,538
VT Topco Inc., 8.50%, 08/15/30(a)	10	10,604
		1,665,707
Computers — 1.3%
Accenture Capital Inc., 4.50%, 10/04/34	10	9,518
Amdocs Ltd., 2.54%, 06/15/30	140	122,642
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)	25	24,058
Dell International LLC/EMC Corp., 5.25%, 02/01/28	100	101,239
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	5	5,194
Fortinet Inc., 2.20%, 03/15/31	15	12,750
International Business Machines Corp.
1.70%, 05/15/27	150	140,553
4.15%, 07/27/27	270	267,110
Leidos Inc., 2.30%, 02/15/31	60	50,742
NCR Atleos Corp., 9.50%, 04/01/29(a)	53	57,743
Seagate HDD Cayman
8.25%, 12/15/29(b)	15	16,098
9.63%, 12/01/32	75	85,133
		892,780
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32	90	80,979
Distribution & Wholesale — 0.2%
WW Grainger Inc., 4.45%, 09/15/34	160	151,839
Security	Par (000)	Value
Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.10%, 01/19/29	$150	$150,302
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(d)	24	23,755
6.70%, 02/14/33(b)	45	46,209
American Express Co.
4.05%, 05/03/29	38	37,103
5.04%, 05/01/34, (1-day SOFR + 1.835%)(d)	155	152,667
5.44%, 01/30/36, (1-day SOFR + 1.320%)(d)	75	75,079
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(d)	140	141,530
5.92%, 04/25/35, (1-day SOFR + 1.630%)(d)	110	112,633
Ameriprise Financial Inc.
5.15%, 05/15/33	100	99,438
5.70%, 12/15/28	70	72,423
Blue Owl Finance LLC, 6.25%, 04/18/34	60	61,656
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	71	76,554
Brookfield Capital Finance LLC, 6.09%, 06/14/33	170	176,230
Brookfield Finance Inc., 4.35%, 04/15/30	130	125,607
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	20	19,879
6.88%, 04/15/30(a)	25	25,121
9.25%, 07/01/31(a)	35	37,460
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.790%)(d)	50	46,426
5.46%, 07/26/30, (1-day SOFR +1.560%)(d)	25	25,224
5.47%, 02/01/29, (1-day SOFR + 2.080%)(d)	270	273,068
5.82%, 02/01/34, (1-day SOFR + 2.600%)(d)	150	151,203
6.05%, 02/01/35, (1-day SOFR + 2.260%)(d)	40	40,885
6.31%, 06/08/29, (1-day SOFR + 2.640%)(d)	65	67,446
7.15%, 10/29/27, (1-day SOFR + 2.440%)(d)	110	114,093
Cboe Global Markets Inc., 1.63%, 12/15/30	80	66,796
Charles Schwab Corp. (The)
1.15%, 05/13/26	50	47,875
2.45%, 03/03/27	200	191,338
5.85%, 05/19/34, (1-day SOFR + 2.500%)(d)	23	23,705
5.88%, 08/24/26	35	35,639
6.20%, 11/17/29, (1-day SOFR + 1.878%)(d)	30	31,386
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	145	131,664
3.63%, 10/01/31(a)(b)	52	44,910
Credit Acceptance Corp., 9.25%, 12/15/28(a)	58	61,839
Encore Capital Group Inc.
8.50%, 05/15/30(a)	50	52,926
9.25%, 04/01/29(a)	50	53,611
Enova International Inc., 9.13%, 08/01/29(a)	50	52,634
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)(b)	15	15,527
9.25%, 02/01/29(a)	20	20,889
GGAM Finance Ltd., 8.00%, 02/15/27(a)	15	15,492
goeasy Ltd.
7.63%, 07/01/29(a)	15	15,514
9.25%, 12/01/28(a)	58	61,958
Series 144*, 6.88%, 05/15/30(a)(b)	23	23,371
Intercontinental Exchange Inc., 1.85%, 09/15/32(b)	15	11,934
Jefferies Financial Group Inc., 5.88%, 07/21/28	35	35,876
Jefferson Capital Holdings LLC, 9.50%, 02/15/29(a)	12	12,823
LD Holdings Group LLC, 8.75%, 11/01/27(a)(b)	54	51,891
Mastercard Inc., 4.55%, 01/15/35	50	47,836
Nationstar Mortgage Holdings Inc.
6.50%, 08/01/29(a)	15	15,093
7.13%, 02/01/32(a)	75	77,326
Nomura Holdings Inc., 1.85%, 07/16/25	200	197,390
OneMain Finance Corp.
6.63%, 05/15/29	15	15,238
7.50%, 05/15/31(b)	14	14,556
7.88%, 03/15/30	75	78,782
9.00%, 01/15/29(b)	25	26,561

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	$12	$11,924
PennyMac Financial Services Inc.
5.75%, 09/15/31(a)(b)	35	33,489
7.13%, 11/15/30(a)	15	15,355
7.88%, 12/15/29(a)	72	75,343
SLM Corp., 6.50%, 01/31/30	15	15,151
StoneX Group Inc., 7.88%, 03/01/31(a)	50	52,656
Synchrony Financial, 7.25%, 02/02/33(b)	113	118,459
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	148	143,450
5.75%, 06/15/27(a)	26	25,849
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	20	20,030
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	16	16,600
		4,212,677
Electric — 4.9%
AES Corp. (The)
1.38%, 01/15/26	50	48,381
2.45%, 01/15/31(b)	25	20,919
Alabama Power Co., Series 20-A, 1.45%, 09/15/30(b)	50	41,604
Appalachian Power Co.
4.50%, 08/01/32	10	9,447
5.65%, 04/01/34	30	30,055
Arizona Public Service Co.
2.20%, 12/15/31	15	12,389
5.55%, 08/01/33	10	9,999
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	25	20,452
3.70%, 07/15/30	50	47,157
Black Hills Corp., 3.95%, 01/15/26	50	49,668
CenterPoint Energy Inc.
2.65%, 06/01/31	20	17,259
5.25%, 08/10/26	12	12,091
5.40%, 06/01/29	10	10,117
Connecticut Light and Power Co. (The)
4.90%, 07/01/33	20	19,515
4.95%, 01/15/30	30	30,077
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(b)	25	21,525
5.38%, 05/15/34(b)	30	30,262
Constellation Energy Generation LLC, 5.80%, 03/01/33	5	5,099
Consumers Energy Co., 3.60%, 08/15/32	30	27,257
Dominion Energy Inc.
Series C, 2.25%, 08/15/31(b)	35	29,244
Series D, 2.85%, 08/15/26	50	48,604
DTE Electric Co., Series A, 1.90%, 04/01/28	80	73,490
DTE Energy Co., Series C, 3.40%, 06/15/29	20	18,725
Duke Energy Carolinas LLC
2.95%, 12/01/26(b)	100	97,340
4.95%, 01/15/33	20	19,683
Duke Energy Corp.
4.50%, 08/15/32(b)	10	9,510
5.75%, 09/15/33	15	15,381
Duke Energy Florida LLC, 2.40%, 12/15/31(b)	40	33,957
Duke Energy Progress LLC, 3.40%, 04/01/32	60	53,850
Entergy Corp., 2.40%, 06/15/31	80	67,779
Entergy Mississippi LLC, 5.00%, 09/01/33	10	9,788
Evergy Kansas Central Inc., 5.90%, 11/15/33	10	10,335
Eversource Energy, 2.90%, 03/01/27	70	67,367
Exelon Corp.
3.35%, 03/15/32	20	17,699
3.40%, 04/15/26	70	68,966
5.45%, 03/15/34	30	29,969
Florida Power & Light Co., 2.45%, 02/03/32	110	92,853
Georgia Power Co., 4.70%, 05/15/32	10	9,721
Interstate Power & Light Co., 5.70%, 10/15/33	20	20,371
Lightning Power LLC, 7.25%, 08/15/32(a)	71	73,417
Security	Par (000)	Value
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	$25	$23,807
3.70%, 03/15/29	40	38,300
4.15%, 12/15/32	15	13,980
5.60%, 11/13/26	35	35,596
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	150	142,115
3.55%, 05/01/27	84	81,964
5.25%, 03/15/34	25	24,637
5.30%, 03/15/32	20	19,962
NRG Energy Inc.
5.75%, 07/15/29(a)	13	12,826
6.25%, 11/01/34(a)	10	9,862
7.00%, 03/15/33(a)	90	96,749
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	50	46,793
Pacific Gas and Electric Co.
2.50%, 02/01/31	45	37,792
3.00%, 06/15/28	55	50,846
3.15%, 01/01/26	220	215,917
3.25%, 06/01/31	20	17,452
4.55%, 07/01/30	40	37,950
PacifiCorp, 5.30%, 02/15/31	10	10,036
PECO Energy Co., 4.90%, 06/15/33	10	9,802
PPL Capital Funding Inc., 4.13%, 04/15/30	30	28,655
Public Service Co. of Colorado, 5.35%, 05/15/34	20	19,952
Public Service Co. of New Hampshire
5.35%, 10/01/33(b)	20	20,173
Series V, 2.20%, 06/15/31	20	16,922
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	60	50,073
Public Service Electric & Gas Co.
3.10%, 03/15/32	20	17,659
4.65%, 03/15/33	10	9,685
5.20%, 03/01/34	45	44,890
Public Service Enterprise Group Inc., 1.60%, 08/15/30	20	16,690
Puget Energy Inc., 2.38%, 06/15/28	10	9,173
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32	20	17,380
Sempra
3.40%, 02/01/28	50	47,848
5.50%, 08/01/33	10	9,935
Southern California Edison Co.
2.75%, 02/01/32	50	41,700
2.85%, 08/01/29	25	22,471
5.45%, 06/01/31	45	44,744
Southern Co. (The)
5.11%, 08/01/27	50	50,341
5.20%, 06/15/33	10	9,870
5.70%, 10/15/32	30	30,738
Southwestern Electric Power Co.
5.30%, 04/01/33	10	9,883
Series N, 1.65%, 03/15/26	90	86,942
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	29	30,931
Union Electric Co.
2.15%, 03/15/32	40	33,052
2.95%, 06/15/27	40	38,524
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27	130	127,405
Vistra Operations Co. LLC
6.88%, 04/15/32(a)	150	154,595
7.75%, 10/15/31(a)(b)	50	52,841
WEC Energy Group Inc., 5.60%, 09/12/26	11	11,141
Wisconsin Electric Power Co., 4.75%, 09/30/32	40	39,332
Xcel Energy Inc.
1.75%, 03/15/27	80	75,128
4.60%, 06/01/32	10	9,528
		3,435,909

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.20%, 12/21/31	$90	$76,380
Electronics — 0.6%
Avnet Inc., 4.63%, 04/15/26	100	99,584
Honeywell International Inc., 4.50%, 01/15/34	60	57,225
Imola Merger Corp., 4.75%, 05/15/29(a)	42	40,086
Jabil Inc.
1.70%, 04/15/26	165	158,903
5.45%, 02/01/29	30	30,288
Keysight Technologies Inc., 4.95%, 10/15/34	25	23,969
		410,055
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	25	25,789
Tutor Perini Corp., 11.88%, 04/30/29(a)	36	40,179
		65,968
Entertainment — 0.4%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	54	45,422
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	42	37,569
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	101	74,606
Resorts World Las Vegas LLC/RWLV Capital Inc., 8.45%, 07/27/30(a)	105	109,030
		266,627
Environmental Control — 0.5%
Republic Services Inc.
4.88%, 04/01/29	25	25,029
5.00%, 12/15/33	90	88,291
5.20%, 11/15/34	75	74,551
Waste Connections Inc., 3.50%, 05/01/29	40	37,955
Waste Management Inc., 4.95%, 07/03/31	105	105,158
		330,984
Food — 0.3%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)(b)	10	10,431
Kellanova, 4.30%, 05/15/28	150	147,864
Kroger Co. (The), 5.00%, 09/15/34	45	43,675
United Natural Foods Inc., 6.75%, 10/15/28(a)	12	11,909
		213,879
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	6	5,978
5.75%, 05/20/27	86	81,925
9.38%, 06/01/28(a)	71	70,492
Atmos Energy Corp., 5.90%, 11/15/33	10	10,452
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	35	35,424
NiSource Inc.
0.95%, 08/15/25	140	137,273
1.70%, 02/15/31	30	24,697
Piedmont Natural Gas Co. Inc., 5.10%, 02/15/35	20	19,460
Southern California Gas Co.
2.95%, 04/15/27	70	67,279
5.20%, 06/01/33	10	9,891
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	10	10,243
Southwest Gas Corp., 4.05%, 03/15/32	35	32,333
		505,447
Health Care - Products — 0.6%
Abbott Laboratories, 1.40%, 06/30/30	20	16,969
Agilent Technologies Inc., 2.30%, 03/12/31	35	29,936
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	114	119,399
Smith & Nephew PLC, 5.15%, 03/20/27	100	100,702
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	140	138,016
5.35%, 12/01/28	40	40,605
		445,627
Health Care - Services — 3.6%
Centene Corp., 2.45%, 07/15/28	50	45,268
Security	Par (000)	Value
Health Care - Services (continued)
Cigna Group (The), 3.40%, 03/01/27	$150	$146,104
DaVita Inc.
4.63%, 06/01/30(a)	106	98,557
6.88%, 09/01/32(a)(b)	170	172,461
Elevance Health Inc., 3.65%, 12/01/27	100	97,317
HCA Inc.
3.50%, 09/01/30	210	191,933
3.63%, 03/15/32	124	110,513
5.45%, 04/01/31	105	105,502
5.60%, 04/01/34	105	104,091
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	10	10,662
ICON Investments Six DAC, 5.81%, 05/08/27	400	407,015
LifePoint Health Inc.
9.88%, 08/15/30(a)(b)	10	10,666
11.00%, 10/15/30(a)(b)	15	16,590
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	5	5,080
Quest Diagnostics Inc.
4.60%, 12/15/27(b)	115	114,777
4.63%, 12/15/29	140	138,324
Star Parent Inc., 9.00%, 10/01/30(a)	20	21,050
UnitedHealth Group Inc.
4.00%, 05/15/29	100	96,905
4.25%, 01/15/29	60	58,913
Universal Health Services Inc.
1.65%, 09/01/26	500	475,054
2.65%, 01/15/32	90	74,079
5.05%, 10/15/34	10	9,325
		2,510,186
Holding Companies - Diversified — 1.9%
Ares Capital Corp.
2.15%, 07/15/26	88	84,449
2.88%, 06/15/28	110	101,750
Series ., 5.80%, 03/08/32	40	39,708
Barings BDC Inc., 3.30%, 11/23/26	30	28,861
Benteler International AG, Class A, 10.50%, 05/15/28(a)	19	20,143
Blackstone Private Credit Fund, 2.63%, 12/15/26	25	23,816
Blackstone Secured Lending Fund
2.85%, 09/30/28	19	17,308
3.63%, 01/15/26	30	29,604
Blue Owl Capital Corp.
3.75%, 07/22/25	180	179,004
5.95%, 03/15/29	25	25,144
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	52	50,380
FS KKR Capital Corp.
2.63%, 01/15/27	160	151,990
3.40%, 01/15/26	300	295,378
6.88%, 08/15/29	50	51,746
Golub Capital BDC Inc.
2.50%, 08/24/26	20	19,156
7.05%, 12/05/28	100	104,034
Main Street Capital Corp., 6.95%, 03/01/29	85	88,359
Stena International SA
7.25%, 01/15/31(a)	10	10,230
7.63%, 02/15/31(a)	18	18,660
		1,339,720
Home Builders — 0.7%
Lennar Corp., 5.00%, 06/15/27	35	35,103
LGI Homes Inc., 8.75%, 12/15/28(a)	15	15,889
NVR Inc., 3.00%, 05/15/30	175	157,730
Toll Brothers Finance Corp.
3.80%, 11/01/29	30	28,298
4.35%, 02/15/28	280	274,828
		511,848

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 4.0%
Acrisure LLC/Acrisure Finance Inc., 6.00%, 08/01/29(a)	$41	$39,528
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27(a)(b)	20	19,915
7.00%, 01/15/31(a)	15	15,275
Allstate Corp. (The), 5.05%, 06/24/29(b)	60	60,329
Arthur J Gallagher & Co.
2.40%, 11/09/31	180	151,338
4.85%, 12/15/29	100	99,260
6.50%, 02/15/34	30	32,131
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28(b)	33	34,379
Brown & Brown Inc.
2.38%, 03/15/31	160	134,831
4.20%, 03/17/32	125	115,457
Enstar Group Ltd.
3.10%, 09/01/31	135	115,111
4.95%, 06/01/29	30	29,476
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	30	26,809
5.63%, 08/16/32	100	100,989
6.00%, 12/07/33	106	108,756
Fidelity National Financial Inc., 4.50%, 08/15/28	200	196,624
HUB International Ltd.
7.25%, 06/15/30(a)	15	15,505
7.38%, 01/31/32(a)	15	15,432
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	450	378,771
4.38%, 03/15/29(b)	60	58,995
MGIC Investment Corp., 5.25%, 08/15/28	95	94,090
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	37	37,893
Primerica Inc., 2.80%, 11/19/31	50	42,662
Principal Financial Group Inc., 5.38%, 03/15/33	22	22,043
Progressive Corp. (The), 3.20%, 03/26/30	16	14,806
Reinsurance Group of America Inc., 6.00%, 09/15/33	150	154,033
RenaissanceRe Finance Inc., 3.45%, 07/01/27	120	116,296
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	220	207,126
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	17	16,616
Unum Group, 4.00%, 06/15/29	170	163,094
Willis North America Inc., 5.35%, 05/15/33	195	193,741
		2,811,311
Internet — 1.0%
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	79	73,498
Meta Platforms Inc., 3.85%, 08/15/32	175	163,028
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(d)(e)	15	13,377
9.75%, 04/15/29(a)	65	71,027
11.25%, 02/15/27(a)	95	103,809
Uber Technologies Inc., 4.80%, 09/15/34	45	43,118
VeriSign Inc., 2.70%, 06/15/31	165	142,049
Wayfair LLC, 7.25%, 10/31/29(a)(b)	70	71,428
		681,334
Iron & Steel — 1.0%
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)(b)	27	26,907
7.00%, 03/15/32(a)(b)	30	29,941
7.38%, 05/01/33(a)	40	39,838
Reliance Inc.
1.30%, 08/15/25	100	98,125
2.15%, 08/15/30	310	266,243
Steel Dynamics Inc., 3.25%, 01/15/31	230	208,166
		669,220
Leisure Time — 0.4%
Amer Sports Co., 6.75%, 02/16/31(a)(b)	20	20,536
Carnival Corp., 7.63%, 03/01/26(a)	65	65,098
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	29	30,860
Royal Caribbean Cruises Ltd., 5.63%, 09/30/31(a)	15	14,901
Security	Par (000)	Value
Leisure Time (continued)
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	$17	$17,103
10.75%, 11/15/29(a)(b)	47	48,728
11.25%, 12/15/27(a)(b)	44	46,964
Viking Cruises Ltd., 9.13%, 07/15/31(a)	21	22,739
		266,929
Lodging — 1.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	46	41,785
5.00%, 06/01/29(a)(b)	37	35,230
6.63%, 01/15/32(a)	57	57,741
Hyatt Hotels Corp.
5.38%, 12/15/31	60	59,803
5.75%, 01/30/27	30	30,494
Las Vegas Sands Corp., 5.90%, 06/01/27	45	45,596
Marriott International Inc./MD
5.00%, 10/15/27	150	151,120
5.55%, 10/15/28	170	173,641
Series HH, 2.85%, 04/15/31	145	127,517
Melco Resorts Finance Ltd., 5.75%, 07/21/28(a)	75	71,742
Travel & Leisure Co.
4.63%, 03/01/30(a)	6	5,626
6.63%, 07/31/26(a)	12	12,182
Wynn Macau Ltd., 5.63%, 08/26/28(a)	25	24,133
		836,610
Machinery — 1.5%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	125	115,168
IDEX Corp.
2.63%, 06/15/31	140	120,429
3.00%, 05/01/30	240	217,211
John Deere Capital Corp.
2.45%, 01/09/30	50	45,099
4.95%, 07/14/28	300	303,728
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	20	21,107
Terex Corp., 6.25%, 10/15/32(a)	15	14,844
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	195	193,789
5.61%, 03/11/34	45	45,538
		1,076,913
Manufacturing — 0.5%
3M Co., 2.88%, 10/15/27	50	47,834
Amsted Industries Inc., 5.63%, 07/01/27(a)	17	16,895
Eaton Corp., 4.35%, 05/18/28	35	34,738
LSB Industries Inc., 6.25%, 10/15/28(a)	10	9,845
Pentair Finance SARL, 4.50%, 07/01/29	35	34,204
Teledyne Technologies Inc., 2.25%, 04/01/28	230	212,499
		356,015
Media — 2.3%
Cable One Inc., 4.00%, 11/15/30(a)(b)	34	27,768
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34(a)(b)	48	39,210
4.50%, 06/01/33(a)(b)	20	16,981
5.38%, 06/01/29(a)	5	4,835
6.38%, 09/01/29(a)(b)	202	202,028
7.38%, 03/01/31(a)(b)	145	148,435
CSC Holdings LLC
11.25%, 05/15/28(a)	45	44,601
11.75%, 01/31/29(a)	65	64,698
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	76	75,233
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	152	150,460
DISH DBS Corp., 5.75%, 12/01/28(a)	25	21,682
DISH Network Corp., 11.75%, 11/15/27(a)	50	52,795
FactSet Research Systems Inc., 2.90%, 03/01/27	225	216,473
GCI LLC, 4.75%, 10/15/28(a)	50	47,160

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	$55	$51,928
5.63%, 07/15/27(a)	70	69,046
Paramount Global, 4.20%, 05/19/32	30	26,744
Sinclair Television Group Inc.
4.13%, 12/01/30(a)	114	79,945
8.13%, 02/15/33(a)	10	10,059
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	15	13,916
TEGNA Inc.
4.63%, 03/15/28(b)	32	30,629
5.00%, 09/15/29(b)	80	75,138
Univision Communications Inc.
7.38%, 06/30/30(a)(b)	41	40,486
8.00%, 08/15/28(a)	25	25,550
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)	100	90,839
		1,626,639
Mining — 0.7%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	10	10,400
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	165	165,209
5.10%, 09/08/28	150	151,712
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(a)	4	3,971
Novelis Inc., 6.88%, 01/30/30(a)(b)	10	10,236
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	50	52,124
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	13,962
Taseko Mines Ltd., 8.25%, 05/01/30(a)	60	61,438
		469,052
Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	290	278,908
3.25%, 02/15/29	140	130,067
3.57%, 12/01/31	100	89,412
4.25%, 04/01/28	100	97,511
Xerox Holdings Corp., 5.50%, 08/15/28(a)	55	46,879
		642,777
Oil & Gas — 5.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	20	20,514
California Resources Corp., 8.25%, 06/15/29(a)	141	145,070
Canadian Natural Resources Ltd.
2.05%, 07/15/25	300	296,287
2.95%, 07/15/30	120	107,156
3.85%, 06/01/27	110	107,714
5.40%, 12/15/34(a)	10	9,674
Civitas Resources Inc.
8.38%, 07/01/28(a)	50	52,319
8.75%, 07/01/31(a)	85	89,715
CNX Resources Corp.
6.00%, 01/15/29(a)	16	15,858
7.25%, 03/01/32(a)(b)	31	31,607
7.38%, 01/15/31(a)	34	34,884
Comstock Resources Inc.
5.88%, 01/15/30(a)	29	27,446
6.75%, 03/01/29(a)	27	26,569
ConocoPhillips Co., 5.00%, 01/15/35	95	92,242
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	50	49,893
7.63%, 04/01/32(a)	29	29,217
9.25%, 02/15/28(a)	38	39,778
CVR Energy Inc., 8.50%, 01/15/29(a)(b)	24	23,519
Devon Energy Corp., 5.20%, 09/15/34	30	28,460
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)(b)	58	60,464
Diamondback Energy Inc.
5.15%, 01/30/30	85	85,311
5.40%, 04/18/34	80	78,887
Expand Energy Corp., 5.70%, 01/15/35	30	29,520
Security	Par (000)	Value
Oil & Gas (continued)
Exxon Mobil Corp., 2.61%, 10/15/30	$110	$98,127
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	45	45,838
Hess Corp., 4.30%, 04/01/27	155	153,445
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32(a)	44	41,793
8.38%, 11/01/33(a)	35	36,546
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	66	67,490
Marathon Petroleum Corp., 4.70%, 05/01/25	100	99,981
Noble Finance II LLC, 8.00%, 04/15/30(a)	115	117,012
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	40	40,732
8.75%, 06/15/31(a)	65	68,162
Occidental Petroleum Corp.
5.38%, 01/01/32	200	196,199
6.38%, 09/01/28(b)	150	155,437
8.88%, 07/15/30	50	57,254
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	41	40,367
7.88%, 09/15/30(a)(b)	77	77,024
Permian Resources Operating LLC, 7.00%, 01/15/32(a)	76	78,111
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)(b)	41	41,016
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	50	51,143
SM Energy Co.
6.75%, 08/01/29(a)(b)	25	25,030
7.00%, 08/01/32(a)	20	19,993
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	60	60,212
Sunoco LP, 7.25%, 05/01/32(a)	57	59,475
Talos Production Inc.
9.00%, 02/01/29(a)(b)	82	85,307
9.38%, 02/01/31(a)	82	85,202
Transocean Inc.
8.25%, 05/15/29(a)	21	21,096
8.50%, 05/15/31(a)(b)	10	10,071
8.75%, 02/15/30(a)	37	38,993
Valaris Ltd., 8.38%, 04/30/30(a)	89	91,385
Vermilion Energy Inc.
6.88%, 05/01/30(a)(b)	11	10,953
7.25%, 02/15/33(a)	25	24,881
		3,480,379
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	100	101,352
Enerflex Ltd., 9.00%, 10/15/27(a)	68	70,651
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)	25	26,758
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)(b)	20	20,478
Weatherford International Ltd., 8.63%, 04/30/30(a)	79	81,944
		301,183
Packaging & Containers — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	50	43,624
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	71	70,632
LABL Inc., 10.50%, 07/15/27(a)(b)	26	25,584
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	25	25,494
9.25%, 04/15/27(a)	39	39,741
Packaging Corp. of America, 5.70%, 12/01/33(b)	100	102,080
		307,155
Pharmaceuticals — 2.0%
AbbVie Inc.
2.95%, 11/21/26	190	184,989
3.20%, 11/21/29	60	55,933
Astrazeneca Finance LLC, 1.75%, 05/28/28	150	136,826
Bausch Health Companies Inc.
6.13%, 02/01/27(a)	130	118,771
11.00%, 09/30/28(a)	135	126,797

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc.
3.41%, 06/15/27	$100	$97,052
5.00%, 11/15/29	140	139,705
5.45%, 02/15/34	13	12,980
Cencora Inc.
3.45%, 12/15/27	158	152,587
5.13%, 02/15/34(b)	40	39,237
McKesson Corp., 0.90%, 12/03/25	55	53,386
Merck & Co. Inc., 4.50%, 05/17/33(b)	125	120,657
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(a)	70	63,310
7.88%, 05/15/34(a)	12	12,242
Zoetis Inc., 2.00%, 05/15/30	90	77,830
		1,392,302
Pipelines — 6.4%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	150	150,869
Cheniere Energy Inc., 5.65%, 04/15/34	40	39,936
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	45	43,399
DCP Midstream Operating LP, 3.25%, 02/15/32	5	4,295
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	11	11,033
8.63%, 03/15/29(a)(b)	95	99,675
Enbridge Inc.
5.63%, 04/05/34	25	25,058
6.00%, 11/15/28	25	25,870
Energy Transfer LP
2.90%, 05/15/25	300	298,285
4.95%, 06/15/28	150	150,029
5.55%, 05/15/34	30	29,758
6.10%, 12/01/28	100	103,788
6.55%, 12/01/33	60	63,728
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	5	5,296
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/33	10	10,001
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	15	15,025
8.25%, 01/15/29	13	13,312
8.88%, 04/15/30	65	67,392
Kinder Morgan Inc.
1.75%, 11/15/26	100	95,030
5.10%, 08/01/29	95	95,104
MPLX LP
1.75%, 03/01/26	140	135,589
2.65%, 08/15/30	475	417,839
4.00%, 03/15/28	300	291,909
NFE Financing LLC, 12.00%, 11/15/29(a)	275	286,716
ONEOK Inc.
2.20%, 09/15/25	200	196,749
4.55%, 07/15/28	150	148,204
5.65%, 11/01/28	50	51,091
6.10%, 11/15/32	65	67,368
6.35%, 01/15/31	105	110,317
Plains All American Pipeline LP, 5.95%, 06/15/35	35	35,412
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	45	42,009
3.80%, 09/15/30	40	37,220
5.70%, 09/15/34	20	20,025
Prairie Acquiror LP, 9.00%, 08/01/29(a)	15	15,516
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	59	62,187
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(a)	15	15,254
Targa Resources Corp.
4.20%, 02/01/33	140	127,569
5.20%, 07/01/27	150	151,305
6.15%, 03/01/29	140	145,527
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	$120	$116,539
6.50%, 07/15/27	100	100,615
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(a)	84	85,568
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	69	70,548
8.13%, 06/01/28(a)	25	26,139
8.38%, 06/01/31(a)	25	26,305
9.50%, 02/01/29(a)(b)	72	80,248
9.88%, 02/01/32(a)	45	49,535
Western Midstream Operating LP, 6.15%, 04/01/33	40	40,776
Williams Companies Inc. (The)
5.30%, 08/15/28(b)	100	101,177
5.60%, 03/15/35	75	75,354
		4,477,493
Real Estate — 0.3%
CBRE Services Inc., 4.88%, 03/01/26(b)	100	100,073
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(b)	50	53,895
Five Point Operating Co. LP/Five Point Capital Corp., 12.00%, 01/15/28(a)(f)	18	18,375
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	10	9,188
4.38%, 02/01/31(a)	30	26,819
Newmark Group Inc., 7.50%, 01/12/29	2	2,102
		210,452
Real Estate Investment Trusts — 4.6%
American Tower Corp.
1.45%, 09/15/26	90	85,415
3.80%, 08/15/29	160	151,736
5.80%, 11/15/28	60	61,711
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	51	45,740
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)	5	5,151
Brandywine Operating Partnership LP, 8.88%, 04/12/29	50	53,423
Crown Castle Inc.
3.65%, 09/01/27	90	87,273
3.80%, 02/15/28	12	11,625
4.00%, 03/01/27	70	68,920
ERP Operating LP, 4.65%, 09/15/34	35	33,175
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	20	18,142
Iron Mountain Inc.
5.63%, 07/15/32(a)	119	114,580
7.00%, 02/15/29(a)	45	46,275
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	23	21,412
Mid-America Apartments LP, 1.10%, 09/15/26	110	103,946
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27(b)	79	70,702
5.25%, 08/01/26(b)	34	33,998
National Health Investors Inc., 3.00%, 02/01/31	86	73,838
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)	50	46,748
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	38	38,904
Prologis LP, 4.75%, 06/15/33	75	72,578
Realty Income Corp.
2.10%, 03/15/28	100	92,164
4.75%, 02/15/29	70	69,544
Rithm Capital Corp., 8.00%, 04/01/29(a)	82	82,947
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	23	21,129
Simon Property Group LP
2.45%, 09/13/29	140	125,923

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.65%, 02/01/32	$50	$42,508
6.25%, 01/15/34(b)	60	63,647
Starwood Property Trust Inc., 7.25%, 04/01/29(a)	24	24,791
Sun Communities Operating LP
2.70%, 07/15/31	145	122,564
5.50%, 01/15/29	150	151,417
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
6.50%, 02/15/29(a)	49	44,710
10.50%, 02/15/28(a)	114	121,896
Ventas Realty LP, 5.63%, 07/01/34	165	166,109
VICI Properties LP
4.38%, 05/15/25	200	199,672
4.75%, 02/15/28	410	407,209
Welltower OP LLC
2.05%, 01/15/29	40	35,868
3.10%, 01/15/30	100	91,600
4.25%, 04/01/26	50	49,809
XHR LP, 6.63%, 05/15/30(a)	32	32,346
		3,191,145
Retail — 1.6%
Academy Ltd., 6.00%, 11/15/27(a)(b)	15	14,991
AutoZone Inc.
4.50%, 02/01/28	60	59,573
5.05%, 07/15/26	60	60,342
6.25%, 11/01/28	70	73,266
Bath & Body Works Inc.
6.63%, 10/01/30(a)(b)	25	25,479
6.75%, 07/01/36(b)	35	35,613
6.88%, 11/01/35	68	70,185
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(c)	69	74,519
13.00%, 06/01/30, (13.00% PIK)(a)(c)	62	69,001
14.00%, 06/01/31, (14.00% PIK)(a)(c)	66	78,468
Darden Restaurants Inc.
4.35%, 10/15/27	20	19,784
4.55%, 10/15/29	35	34,228
6.30%, 10/10/33	20	20,994
FirstCash Inc.
5.63%, 01/01/30(a)	68	66,547
6.88%, 03/01/32(a)	20	20,303
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	60	51,600
Gap Inc. (The)
3.63%, 10/01/29(a)	12	10,925
3.88%, 10/01/31(a)(b)	6	5,267
Home Depot Inc. (The), 3.25%, 04/15/32	50	44,729
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	5	5,255
Lowe's Companies Inc., 3.35%, 04/01/27	30	29,213
Macy's Retail Holdings LLC, 5.88%, 03/15/30(a)(b)	12	11,533
McDonald's Corp., 4.95%, 08/14/33(b)	40	39,658
Nordstrom Inc., 5.00%, 01/15/44	8	6,054
Patrick Industries Inc., 6.38%, 11/01/32(a)	20	19,736
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(b)	10	10,705
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	6	5,452
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	95	87,246
Walgreens Boots Alliance Inc., 8.13%, 08/15/29(b)	45	45,477
		1,096,143
Semiconductors — 1.9%
Analog Devices Inc.
1.70%, 10/01/28	40	36,061
2.10%, 10/01/31	100	84,308
Broadcom Inc.
1.95%, 02/15/28(a)	200	183,939
2.60%, 02/15/33(a)	23	18,936
3.15%, 11/15/25	350	345,839
3.46%, 09/15/26	85	83,461
4.00%, 04/15/29(a)	155	149,504
Security	Par (000)	Value
Semiconductors (continued)
4.15%, 04/15/32(a)	$110	$102,910
Marvell Technology Inc.
2.95%, 04/15/31	45	39,613
5.95%, 09/15/33	55	56,768
Micron Technology Inc.
5.38%, 04/15/28	100	101,245
6.75%, 11/01/29	100	106,483
		1,309,067
Software — 2.9%
AppLovin Corp.
5.13%, 12/01/29	30	29,942
5.38%, 12/01/31	25	25,105
5.50%, 12/01/34	250	248,548
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	5	4,842
Cloud Software Group Inc.
8.25%, 06/30/32(a)(b)	37	38,445
9.00%, 09/30/29(a)	58	59,400
Dye & Durham Ltd., 8.63%, 04/15/29(a)	2	2,092
Electronic Arts Inc., 1.85%, 02/15/31	100	83,450
Fiserv Inc.
5.35%, 03/15/31	130	131,739
5.45%, 03/02/28	390	396,631
5.60%, 03/02/33	85	86,134
Intuit Inc.
5.13%, 09/15/28	150	152,699
5.20%, 09/15/33	60	60,279
Oracle Corp.
1.65%, 03/25/26	130	125,635
2.88%, 03/25/31	175	154,209
2.95%, 04/01/30	110	99,570
4.70%, 09/27/34	70	66,080
4.90%, 02/06/33	45	43,660
5.25%, 02/03/32	50	49,939
5.50%, 08/03/35	80	80,009
RingCentral Inc., 8.50%, 08/15/30(a)(b)	30	31,855
UKG Inc., 6.88%, 02/01/31(a)	44	44,905
VMware LLC, 4.50%, 05/15/25	30	29,969
		2,045,137
Telecommunications — 3.7%
AT&T Inc., 1.70%, 03/25/26	250	241,835
Cisco Systems Inc., 5.05%, 02/26/34	30	29,961
CommScope LLC, 8.25%, 03/01/27(a)(b)	129	122,921
CommScope Technologies LLC, 5.00%, 03/15/27(a)	43	38,674
Consolidated Communications Inc., 6.50%, 10/01/28(a)	91	88,950
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	63	56,470
6.63%, 08/01/26(b)	58	40,075
Iliad Holding SASU, 8.50%, 04/15/31(a)	20	21,471
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	60	54,195
Level 3 Financing Inc.
4.25%, 07/01/28(a)	90	80,254
10.50%, 04/15/29(a)	116	130,209
10.75%, 12/15/30(a)(b)	36	40,505
Lumen Technologies Inc.
5.38%, 06/15/29(a)	3	2,526
10.00%, 10/15/32(a)	28	28,012
Motorola Solutions Inc.
2.75%, 05/24/31	190	165,111
5.00%, 04/15/29	100	100,127
5.60%, 06/01/32	230	234,752
T-Mobile USA Inc.
1.50%, 02/15/26	490	474,257
2.88%, 02/15/31	292	257,805
3.88%, 04/15/30	100	94,562
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	100	87,941
Vodafone Group PLC
5.13%, 06/04/81, (5-year CMT + 3.073%)(b)(d)	25	19,289

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(d)	$50	$52,045
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	39	40,382
Zegona Finance PLC, 8.63%, 07/15/29(a)	56	59,944
		2,562,273
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)	50	48,378
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	15	15,553
		63,931
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 06/15/32(a)	25	25,379
7.88%, 12/01/30(a)	34	35,499
5.50%, 05/01/28(a)	45	43,982
		104,860
Water — 0.1%
American Water Capital Corp.
4.45%, 06/01/32	25	23,852
5.15%, 03/01/34	5	4,953
Essential Utilities Inc.
2.40%, 05/01/31	5	4,262
5.38%, 01/15/34(b)	15	14,853
		47,920
Total Corporate Bonds & Notes — 96.5% (Cost: $67,227,840)		67,577,584
U.S. Government Agency Obligations
Mortgage-Backed Securities — 26.5%
Federal National Mortgage Association
4.00%, 01/01/57	47	42,828
4.00%, 02/01/57	46	42,703
Government National Mortgage Association
2.00%, 02/15/55(g)	825	660,644
2.50%, 02/20/55(g)	800	668,793
3.00%, 02/20/55(g)	625	543,863
3.50%, 02/15/55(g)	450	402,645
4.00%, 02/15/55(g)	346	318,590
4.50%, 02/20/55(g)	375	354,609
5.00%, 02/15/55(g)	385	374,112
5.50%, 02/20/55(g)	375	372,305
6.00%, 02/15/55(g)	325	327,742
6.50%, 02/15/55(g)	175	178,317
Uniform Mortgage-Backed Securities
1.50%, 02/15/40(g)	452	390,442
2.00%, 02/15/40(g)	1,018	904,902
2.00%, 02/15/55(g)	3,982	3,099,372
2.50%, 02/18/40(g)	347	315,797
2.50%, 02/13/55(g)	2,937	2,393,353
3.00%, 02/15/40(g)	230	214,479
3.00%, 02/13/55(g)	1,600	1,360,539
3.50%, 02/15/40(g)	77	72,909
3.50%, 02/15/55(g)	1,150	1,017,480
4.00%, 02/16/38(g)	160	153,719
4.00%, 02/13/55(g)	778	711,384
4.50%, 02/15/55(g)	658	619,188
5.00%, 02/13/55(g)	825	796,611
5.50%, 02/15/55(g)	725	715,976
6.00%, 02/15/55(g)	825	830,605
6.50%, 02/15/55(g)	650	666,377
		18,550,284
Total U.S. Government Agency Obligations — 26.5% (Cost: $18,368,913)		18,550,284
Security	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ 26,370)(a)(h)	1,758	$26,370
Total Common Stocks — 0.0% (Cost $26,370)		26,370
Total Long-Term Investments — 123.0% (Cost: $85,623,123)		86,154,238
Short-Term Securities
Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(i)(j)(k)	6,759,874	6,763,254
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(i)(j)	100,000	100,000
Total Short-Term Securities — 9.8% (Cost: $6,861,125)		6,863,254
Total Investments Before TBA Sales Commitments — 132.8% (Cost: $92,484,248)		93,017,492
	Par (000)
TBA Sales Commitments(g)
Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
2.50%, 02/13/55	(150)	(122,235)
3.00%, 02/13/55	(25)	(21,258)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(142,698))		(143,493)
Total Investments, Net of TBA Sales Commitments — 132.6% (Cost: $92,341,550)		92,873,999
Liabilities in Excess of Other Assets — (32.6)%		(22,834,401)
Net Assets — 100.0%		$70,039,598

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Represents or includes a TBA transaction.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $26,370, representing less than 0.05% of its net assets as of period end, and an original cost of $26,370.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,006,581	$—	$(274,761)(a)	$232	$(1,323)	$6,763,254	6,759,874	$14,017 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	1,131	—
				$232	$(1,323)	$6,863,254		$15,148	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	(27)	03/20/25	$2,943	$28,703
Ultra U.S. Treasury Bond	(94)	03/20/25	11,151	402,130
2-Year U.S. Treasury Note	6	03/31/25	1,235	742
5-Year U.S. Treasury Note	38	03/31/25	4,049	(13,285)
				$418,290
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$67,577,584	$—	$67,577,584
U.S. Government Agency Obligations	—	18,550,284	—	18,550,284
Common Stocks	26,370	—	—	26,370
Short-Term Securities
Money Market Funds	6,863,254	—	—	6,863,254
Liabilities
Investments
TBA Sales Commitments	—	(143,493)	—	(143,493)
	$6,889,624	$85,984,375	$—	$92,873,999

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$431,575	$—	$—	$431,575
Liabilities
Interest Rate Contracts	(13,285)	—	—	(13,285)
	$418,290	$—	$—	$418,290

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced